Fair Value of Financial Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial assets, Carrying amount:
Held-to-maturity fixed-maturity securities	$ 220,752	$ 475,074
Mortgage loans on real estate	6,134,525	6,045,334
Loans to affiliates	1,191,170	28,725
Policy loans	158,217	163,768
Acquired loans	205,131	216,062
Real Estate - held for sale		15,500
Other invested assets	50,046	23,262
Financial liabilities, Carrying amount :
Investment contracts	71,735,796	69,286,685
Mortgage notes payable	99,210	105,858
Financial assets, Fair value:
Held-to-maturity fixed-maturity securities	219,516	486,715
Mortgage loans on real estate	6,554,054	6,773,362
Loans to affiliates	1,191,170	29,720
Policy loans	158,217	163,768
Acquired loans	247,558	239,997
Real Estate - held for sale		15,500
Other invested assets	50,046	23,262
Financial liabilities, Fair value:
Investment contracts	72,477,568	70,143,265
Mortgage notes payable	112,884	129,065
Fair Value, Inputs, Level 2
Financial assets, Fair value:
Loans to affiliates	1,191,170
Policy loans	158,217	163,768
Acquired loans	162,320	204,632
Real Estate - held for sale		15,500
Fair Value, Inputs, Level 3
Financial assets, Fair value:
Held-to-maturity fixed-maturity securities	219,516	486,715
Mortgage loans on real estate	6,554,054	6,773,362
Loans to affiliates		29,720
Acquired loans	85,238	35,365
Other invested assets	50,046	23,262
Financial liabilities, Fair value:
Investment contracts	72,477,568	70,143,265
Mortgage notes payable	$ 112,884	$ 129,065